Annual Total Returns (Bar Chart) (Invesco V.I. High Yield Securities Fund, Series II shares, Invesco V.I. High Yield Securities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Securities Fund | Series II shares, Invesco V.I. High Yield Securities Fund
Annual Total Returns
'01	(33.92%)
'02	(7.36%)
'03	27.43%
'04	9.56%
'05	1.92%
'06	9.01%
'07	3.90%
'08	(23.20%)
'09	44.27%
'10	9.95%